UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-7512

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	01/31/06

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, Inc. STATEMENT OF INVESTMENTS January 31, 2006 (Unaudited)
Common Stocks--100.3%	Shares	Value ($)

Consumer Discretionary--11.1%
CBS, Cl. B	40,614	1,061,231
Christian Dior	370,000	34,413,053
Home Depot	4,505	182,678
McDonald's	224,800	7,870,248
McGraw-Hill Cos.	433,800	22,141,152
News, Cl. A	954,400	15,041,344
Pearson	300,944	3,896,905
Time Warner	10,215	179,069
Viacom, Cl. B	40,614a	1,684,648
		86,470,328

Consumer Staples--24.4%
Altria Group	730,000	52,808,200
Coca-Cola	458,100	18,956,178
Diageo, ADR	165,000	9,903,300
Groupe Danone, ADR	1,000,000	22,460,000
LVMH Moet Hennessy Louis Vuitton	122,175	11,021,865
Nestle, ADR	326,600	23,945,218
PepsiCo	241,675	13,818,976
Walgreen	535,000	23,154,800
Wal-Mart Stores	300,022	13,834,014
		189,902,551

Financial--13.0%
American Express	224,850	11,793,382
Ameriprise Financial	45,970	1,870,519
Citigroup	603,284	28,100,969
Deutsche Bank	85,300	9,163,779
Eurazeo	60,184	6,727,368
HSBC Holdings, ADR	100,000	8,318,000
JPMorgan Chase & Co.	299,100	11,889,225
UBS	100,000	10,870,415
Assicurazioni Generali	239,900	8,292,563
Zurich Financial Services	20,500	4,488,934
		101,515,154

Energy--20.1%
BP, ADR	480,000	34,708,800
Chevron	360,800	21,424,304
ConocoPhillips	26,000	1,682,200
Exxon Mobil	964,008	60,491,502
Total, ADR	277,158	38,339,266
		156,646,072

Health Care--9.8%
Abbott Laboratories	200,300	8,642,945
Eli Lilly & Co.	178,700	10,117,994
Johnson & Johnson	225,525	12,976,708
Novartis, ADR	143,000	7,887,880
Pfizer	210,754	5,412,163
Roche Holding, ADR	402,000	31,752,561
		76,790,251

Household & Personal Products--6.7%
Estee Lauder Cos., Cl. A	47,500	1,732,325
L'Oreal, ADR	1,850,000	30,029,940
Procter & Gamble	350,000	20,730,500
		52,492,765

Industrial--6.8%
Emerson Electric	110,100	8,527,245
General Electric	771,072	25,252,608
Norsk Hydro, ADR	104,400	12,864,168
United Parcel Service, Cl. B	80,000	5,992,800
		52,636,821

Information Technology--5.9%
Intel	1,450,941	30,861,515
Microsoft	550,600	15,499,390
		46,360,905

Materials--2.5%
Air Liquide, ADR	431,017	17,721,523
Yara International, ADR	102,400	1,516,068
		19,237,591

Total Investments (cost $484,043,503)	100.3%	782,052,438

Liabilities, Less Cash and Receivables	(.3%)	(2,032,778)

Net Assets	100.0%	780,019,660

ADR - American Depository Receipts. [a] Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)